Annual Fund Operating Expenses - Invesco Main Street All Cap Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.24%	[1]
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.12%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%	[1]
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.88%
Class R
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.50%	[1]
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.38%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.88%
Class R5
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.80%
Class R6
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.80%

[1]	Distribution and/or Service (12b-1) Fees reflect actual fees as of the Fund's most recent fiscal year end.